Accounts Receivable (Details) - USD ($)	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Successor [Member]
Summary of accounts receivable
Total gross receivables	$ 268,753
Less: allowance for doubtful accounts	(34,235)
Total net receivables	234,518	$ 190,893
Predecessor [Member]
Summary of accounts receivable
Total gross receivables			$ 110,781
Less: allowance for doubtful accounts			(24,746)
Total net receivables		$ 190,893	86,035
Billed SG block sales [Member] | Successor [Member]
Summary of accounts receivable
Total gross receivables	124,713
Billed SG block sales [Member] | Predecessor [Member]
Summary of accounts receivable
Total gross receivables			82,200
Billed Engineering services [Member] | Successor [Member]
Summary of accounts receivable
Total gross receivables	144,040
Billed Engineering services [Member] | Predecessor [Member]
Summary of accounts receivable
Total gross receivables			14,181
Billed Project management [Member] | Successor [Member]
Summary of accounts receivable
Total gross receivables
Billed Project management [Member] | Predecessor [Member]
Summary of accounts receivable
Total gross receivables			$ 14,400